Consolidated statements of cash flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from (used in) operating activities [abstract]
Cash flows from operating activities	$ 1,192.8	$ 1,379.2	$ 1,230.2
Cash generated by operations	2,392.6	2,658.8	2,347.3
Interest received	23.4	12.1	7.4
Change in working capital	(199.1)	(134.2)	(89.4)
Cash generated by operating activities	2,216.9	2,536.7	2,265.3
Silicosis payment	(1.3)	(0.7)	(4.4)
Interest paid	(104.8)	(97.2)	(103.2)
Royalties paid	(113.4)	(112.3)	(108.8)
Taxation paid	(421.8)	(611.7)	(448.8)
Net cash from operations	1,575.6	1,714.8	1,600.1
Dividends paid	(382.8)	(335.6)	(369.9)
– Owners of the parent	(368.6)	(304.4)	(322.3)
– Non-controlling interest holders	(13.5)	(30.3)	(46.7)
– South Deep BEE dividend	(0.7)	(0.9)	(0.9)
Cash flows from (used in) investing activities [abstract]
Cash flows from investing activities	(1,369.7)	(1,072.2)	(1,070.5)
Additions to property, plant and equipment	(1,054.7)	(1,069.3)	(1,088.7)
Capital expenditure – working capital	35.5	26.3	28.7
Proceeds on disposal of property, plant and equipment	2.0	2.0	2.8
Purchase of investments	(30.6)	(21.6)	(27.4)
Purchase of equity-accounted investee – Windfall Project	(247.1)	0.0	0.0
Windfall Project capital contributions	(69.1)	0.0	0.0
Redemption of Asanko Preference Shares	0.0	0.0	5.0
Proceeds on disposal of investments	5.0	1.5	19.2
Contributions to environmental trust funds	(10.7)	(11.1)	(10.1)
Cash flows from (used in) financing activities [abstract]
Cash flows from financing activities	82.4	(56.9)	(510.5)
Loans raised	804.8	206.5	207.5
Loans repaid	(650.9)	(197.9)	(644.2)
Payment of principal lease liabilities	(71.5)	(65.5)	(73.8)
Net cash (utilised)/generated	(94.5)	250.1	(350.8)
Effect of exchange rate fluctuation on cash held	(26.2)	(5.4)	(11.3)
Cash and cash equivalents at beginning of the year	769.4	524.7	886.8
Cash and cash equivalents at end of the year	$ 648.7	$ 769.4	$ 524.7